Commitments And Contingencies (Standby Letters of Credit And Litigation) (Details) (Standby Letters Of Credit [Member], USD $)	Jun. 30, 2013 Quantity
Standby Letters Of Credit [Member]
Loss Contingencies [Line Items]
Number of irrevocable standby letters of credit	6
Maximum capacity to guarantee under existing letters of credit	$ 7,600,000
Irrevocable standby letters of credit, amount outstanding	$ 0